Cash Flow Information - Schedule of Amounts Recognized in the Consolidated Statement of Cash Flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash Flow Statement [Abstract]
Cash payments for the interest portion of lease liabilities	$ 29.5	$ 24.6
Cash payments for leases not included in the measurement of lease liabilities	52.5	47.5
Cash used in operating activities	82.0	72.1
Net cash used in financing activities	124.1	125.0
Total cash used for leases	$ 206.1	$ 197.1